Label	Element	Value
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	$ 49,708,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	(115,000,000)	[1]
Equity attributable to owners of parent [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	43,573,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	113,000,000	[1]
Other reserves [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	8,661,000,000
Issued capital [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	3,688,000,000
Non-controlling interests [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	6,135,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	2,000,000	[1]
Share premium [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	4,312,000,000
Retained earnings [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	26,912,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	$ 113,000,000	[1]

[1]	This represents the impact to the Group of transitioning to the new accounting pronouncements; IFRS 16 ‘Leases’ and IFRIC 23 'Uncertainty over Income Tax Treatments' on 1 January 2019.